Schedule I-Condensed Financial Information of Registrant Ollie's Bargain Outlet Holdings, Inc. (parent company only) - Additional Information (Detail) - USD ($)	May. 27, 2015	May. 26, 2015	Jan. 31, 2015
Revolving Credit Facility [Member]
Credit Facility maximum borrowing capacity	$ 125,000,000	$ 75,000,000	$ 75,000,000
Ollie's Bargain Outlet, Inc. [Member]
Non controlling interest, outstanding amount			324,100,000
Ollie's Bargain Outlet, Inc. [Member] | Revolving Credit Facility [Member]
Credit Facility maximum borrowing capacity			$ 73,500,000